Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions		7 Months Ended	12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021	Feb. 22, 2021
Continuing And Discontinued Operations [Line Items]
Own work capitalized			€ 771	€ 873	€ 890
Gain on disposal of businesses			11,008	67	677
Gain on disposal of property, plant and equipment			478	270	471
Gain on disposal of intangible assets			7	6	141
Government grants			13	17	22
Other operating income			396	354	641
Total			12,673	1,587	2,842
Capital gains arising from sale and leaseback transactions			263	€ 79	€ 313
VMED O2 UK Ltd
Continuing And Discontinued Operations [Line Items]
Other operating income		€ (4,773)
Total		€ 290
Capital gain (loss)			4,460
Telxius Towers
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)			6,099
InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Proportion of voting equity transferred (as a percent)						60.00%
Telefonica Moviles Costa Rica
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)			136
Telefónica Chile, S.A. | InfraCo, SpA | KKR Alameda Aggregator L.P.
Continuing And Discontinued Operations [Line Items]
Capital gain (loss)	€ 274		€ 274
Proportion of voting equity transferred (as a percent)	60.00%	60.00%	60.00%				60.00%